Fair value of financial assets and liabilities - Reconciliation of Level 3 fair value measurements (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value of financial assets and liabilities [Line Items]
Financial assets at beginning of period	€ 6,465
Financial liabilities at beginning of period	9,840
Recognized in profit and loss:
Financial assets at end of period	6,992	€ 6,465
Financial liabilities at end of period	9,728	9,840
Level 3 | Financial liabilities
Fair value of financial assets and liabilities [Line Items]
Financial liabilities at beginning of period	115	113
Acquisitions		6
Utilizations	(9)	(20)
Recognized in profit and loss:
other business income	2	16
financial income and expenses, liabilities	3	1
Recognized in other comprehensive income, liabilities	3	(2)
Transfers into Level 3 of fair value hierarchy, liabilities	0	1
Financial liabilities at end of period	113	115
Level 3 | Financial assets
Fair value of financial assets and liabilities [Line Items]
Financial assets at beginning of period	503	549
Purchase	86	85
Sales	(48)	(56)
Recognized in profit and loss:
financial income and expenses, assets	(23)	(43)
Recognized in other comprehensive income, assets	(8)	(40)
Receivables Held To Collect And Sell	(32)	6
Transfers out of Level 3 of fair value hierarchy, assets	(18)
Financial assets at end of period	€ 460	€ 503